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                                     LAW OFFICES
                              DRINKER BIDDLE & REATH LLP
                         PHILADELPHIA NATIONAL BANK BUILDING
                                 1345 CHESTNUT STREET
                                PHILADELPHIA, PA 19107
                              TELEPHONE: (215) 988-2700
                                 FAX: (215) 988-2757



                                    March 3, 1999

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  THE GALAXY FUND
               File Nos. (33-4806/811-4636)
               ----------------------------

Ladies and Gentlemen:

          On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statements of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #37"), which was filed on February 26, 1999; and (ii) the text of PEA #37 has been filed electronically.

          The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Prospectus dated February 28, 1999 for Retail A and Retail B Shares of the Asset Allocation, Equity Income, Growth and Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Small Cap Value and Small Company Equity Funds;

          (2) Prospectus dated February 28, 1999 for Trust Shares of the Asset Allocation, Equity Income, Growth and Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Small Cap Value and Small

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Securities and Exchange Commission
March 3, 1999
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               Company Equity Funds;

          (3) Prospectus dated February 28, 1999 for Retail A and Retail B Shares of the Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds;

          (4) Prospectus dated February 28, 1999 for Trust Shares of the Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds;

          (5) Prospectus dated February 28, 1999 for Retail A and Retail B Shares of the Short-Term Bond, Intermediate Government Income and High Quality Bond Funds;

          (6) Prospectus dated February 28, 1999 for Trust Shares of the Short-Term Bond, Intermediate Government Income, High Quality Bond and Corporate Bond Funds;

          (7) Prospectus dated February 28, 1999 for Retail A and Retail B Shares of the Money Market, Government, U.S. Treasury, Tax-Exempt, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds;

          (8) Prospectus dated February 28, 1999 for Trust Shares of the Money Market, Government, Institutional Government Money Market, U.S. Treasury and Tax-Exempt Funds;

          (9) Statement of Additional Information dated February 28, 1999 for Retail A, Retail B and Trust Shares of the Asset Allocation, Equity Income, Growth and Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Small Cap Value and Small Company Equity Funds;

          (10) Statement of Additional Information dated February 28, 1999 for Retail A, Retail B and Trust Shares of the Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds;

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Securities and Exchange Commission
March 3, 1999
Page 3


          (11) Statement of Additional Information dated February 28, 1999 for Retail A, Retail B and Trust Shares of the Short-Term Bond, Intermediate Government Income and High Quality Bond Funds and Trust Shares of the Corporate Bond Fund; and

          (12) Statement of Additional Information dated February 28, 1999 for Retail A, Retail B and Trust Shares of the Money Market Fund, Retail A and Trust Shares of the Government, U.S. Treasury and Tax-Exempt Funds, Trust Shares of the Institutional Government Money Market Fund and Retail A and Retail B Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

                                        Very truly yours,



                                        /s/ Edward T. Searle
                                        ----------------------------------------
                                        Edward T. Searle


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